Note 16 (Tables)	12 Months Ended
Dec. 31, 2023
Investments in subsidiaries, joint ventures and associates reported in separate financial statements [abstract]
Investments In Subsidiaries Joint Ventures And Associates [Table Text Block]
The breakdown of the balance of “Investments in joint ventures and associates” in the consolidated balance sheets is as follows:

Joint ventures and associates. Breakdown by entities (Millions of Euros)

Joint ventures	2023	2022	2021
Altura Markets, S.V., S.A.	31	42	76
RCI Colombia	40	36	40
Desarrollos Metropolitanos del Sur, S.L.	—	—	18
Other	22	22	18
Subtotal	93	100	152
Associates
Metrovacesa, S.A.	259	259	259
BBVA Allianz Seguros y Reaseguros, S.A.	251	248	254
Atom Holdco Ltd	211	132	77
Solaris SE	34	66	61
Cofides	35	31	28
Redsys servicios de procesamiento, S.L.	22	20	19
Servicios Electrónicos Globales S.A. de CV	36	23	15
Other	37	37	35
Subtotal	883	816	749
Total	976	916	900

Joint ventures and associates changes in the year [Table Text Block]
The following is a summary of the changes in the years ended December 31, 2023, 2022 and 2021 under this heading in the consolidated balance sheets:

Joint ventures and associates. Changes in the year (Millions of Euros)
	Notes	2023	2022	2021
Balance at the beginning		916	900	1,437
Acquisitions and capital increases		95	87	22
Disposals and capital reductions		(42)	(88)	(1)
Transfers and changes of consolidation method		4	—	(559)
Share of profit and loss	39	26	20	1
Exchange differences		16	(1)	9
Impairment / reversal of impairment ⁽¹⁾		(9)	42	—
Dividends, valuation adjustments and other		(30)	(44)	(9)
Balance at the end		976	916	900
(1) See Note 16.3.